Loans and advances to customers - Internal rating (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Financial assets	$ 1,361,558	$ 1,285,120
Maximum Exposure to Credit Risk	1,409,862	1,342,992
Internal credit grades
Credit risk
Maximum Exposure to Credit Risk	448,256	390,370
Internal credit grades | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	294,703	262,825
Internal credit grades | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	354,250	312,120
Internal credit grades | Public sector loans | Gross carrying amount
Credit risk
Financial assets	59,547	49,295
Internal credit grades | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	94,006	78,250
Internal credit grades | Guarantees
Credit risk
Guarantees and loan commitments	76,156	63,079
Internal credit grades | Loan commitments
Credit risk
Guarantees and loan commitments	17,850	15,171
Rating category, 9.3
Credit risk
Maximum Exposure to Credit Risk	622
Rating category, 9.3 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	622
Rating category, 9.3 | Guarantees
Credit risk
Guarantees and loan commitments	622
Rating category, 9.2
Credit risk
Maximum Exposure to Credit Risk		623
Rating category, 9.2 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments		623
Rating category, 9.2 | Guarantees
Credit risk
Guarantees and loan commitments		623
Rating category, 9.0
Credit risk
Maximum Exposure to Credit Risk	5,200	3,504
Rating category, 9.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	5,200	3,504
Rating category, 9.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	5,200	3,504
Rating category, 8.5
Credit risk
Maximum Exposure to Credit Risk	3,043	2,583
Rating category, 8.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	3,043	2,583
Rating category, 8.5 | Guarantees
Credit risk
Guarantees and loan commitments	2,840	2,576
Rating category, 8.5 | Loan commitments
Credit risk
Guarantees and loan commitments	203	7
Rating category, 8.0
Credit risk
Maximum Exposure to Credit Risk	13,263	9,133
Rating category, 8.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets		3,380
Rating category, 8.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets		3,380
Rating category, 8.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	13,263	5,753
Rating category, 8.0 | Guarantees
Credit risk
Guarantees and loan commitments	12,897	5,262
Rating category, 8.0 | Loan commitments
Credit risk
Guarantees and loan commitments	366	491
Rating category, 7.5
Credit risk
Maximum Exposure to Credit Risk	33,757	32,111
Rating category, 7.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	2,012	496
Rating category, 7.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	25,207	20,573
Rating category, 7.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	23,195	20,077
Rating category, 7.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	8,550	11,538
Rating category, 7.5 | Guarantees
Credit risk
Guarantees and loan commitments	8,313	11,037
Rating category, 7.5 | Loan commitments
Credit risk
Guarantees and loan commitments	237	501
Rating category, 7.0
Credit risk
Maximum Exposure to Credit Risk	43,658	28,979
Rating category, 7.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	17,068	9,116
Rating category, 7.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	17,247	9,117
Rating category, 7.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	179	1
Rating category, 7.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	26,411	19,862
Rating category, 7.0 | Guarantees
Credit risk
Guarantees and loan commitments	26,172	19,265
Rating category, 7.0 | Loan commitments
Credit risk
Guarantees and loan commitments	239	597
Rating category, 6.5
Credit risk
Maximum Exposure to Credit Risk	29,900	37,086
Rating category, 6.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	25,236	28,807
Rating category, 6.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	25,236	29,790
Rating category, 6.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets		983
Rating category, 6.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	4,664	7,296
Rating category, 6.5 | Guarantees
Credit risk
Guarantees and loan commitments	4,551	7,043
Rating category, 6.5 | Loan commitments
Credit risk
Guarantees and loan commitments	113	253
Rating category, 6.0
Credit risk
Maximum Exposure to Credit Risk	73,632	60,046
Rating category, 6.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	54,471	48,849
Rating category, 6.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	60,520	48,849
Rating category, 6.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	6,049
Rating category, 6.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	13,112	11,197
Rating category, 6.0 | Guarantees
Credit risk
Guarantees and loan commitments	10,822	9,060
Rating category, 6.0 | Loan commitments
Credit risk
Guarantees and loan commitments	2,290	2,137
Rating category, 5.5
Credit risk
Maximum Exposure to Credit Risk	106,479	93,420
Rating category, 5.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	85,467	74,722
Rating category, 5.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	94,745	84,473
Rating category, 5.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	9,278	9,751
Rating category, 5.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	11,734	8,947
Rating category, 5.5 | Guarantees
Credit risk
Guarantees and loan commitments	3,936	3,219
Rating category, 5.5 | Loan commitments
Credit risk
Guarantees and loan commitments	7,798	5,728
Rating category, 5.0
Credit risk
Maximum Exposure to Credit Risk	95,062	83,756
Rating category, 5.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	73,559	63,662
Rating category, 5.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	87,749	77,155
Rating category, 5.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	14,190	13,493
Rating category, 5.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	7,313	6,601
Rating category, 5.0 | Guarantees
Credit risk
Guarantees and loan commitments	2,040	2,391
Rating category, 5.0 | Loan commitments
Credit risk
Guarantees and loan commitments	5,273	4,210
Rating category, 4.5
Credit risk
Maximum Exposure to Credit Risk	18,894	16,433
Rating category, 4.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	15,383	13,901
Rating category, 4.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	16,839	15,179
Rating category, 4.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	1,456	1,278
Rating category, 4.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	2,055	1,254
Rating category, 4.5 | Guarantees
Credit risk
Guarantees and loan commitments	1,299	392
Rating category, 4.5 | Loan commitments
Credit risk
Guarantees and loan commitments	756	862
Rating category, 4.0
Credit risk
Maximum Exposure to Credit Risk	4,880	2,987
Rating category, 4.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	4,814	2,898
Rating category, 4.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	4,814	2,898
Rating category, 4.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	66	89
Rating category, 4.0 | Guarantees
Credit risk
Guarantees and loan commitments	3	3
Rating category, 4.0 | Loan commitments
Credit risk
Guarantees and loan commitments	63	86
Rating category, 3.5
Credit risk
Maximum Exposure to Credit Risk	836	1,421
Rating category, 3.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	833	1,396
Rating category, 3.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	833	1,396
Rating category, 3.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	3	25
Rating category, 3.5 | Loan commitments
Credit risk
Guarantees and loan commitments	3	25
Rating category, 3.0
Credit risk
Maximum Exposure to Credit Risk	1,163	413
Rating category, 3.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,158	413
Rating category, 3.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	1,158	413
Rating category, 3.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	5
Rating category, 3.0 | Loan commitments
Credit risk
Guarantees and loan commitments	5
Rating category, 2.5
Credit risk
Maximum Exposure to Credit Risk	246	112
Rating category, 2.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	246	112
Rating category, 2.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	246	112
Rating category, 2.0
Credit risk
Maximum Exposure to Credit Risk	312	2,023
Rating category, 2.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	218	1,870
Rating category, 2.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	218	1,870
Rating category, 2.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	94	153
Rating category, 2.0 | Guarantees
Credit risk
Guarantees and loan commitments	75	75
Rating category, 2.0 | Loan commitments
Credit risk
Guarantees and loan commitments	19	78
Rating category, 1.5
Credit risk
Maximum Exposure to Credit Risk		564
Rating category, 1.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets		564
Rating category, 1.5 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets		564
Rating category, 1.0
Credit risk
Maximum Exposure to Credit Risk	2,140
Rating category, 1.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	2,140
Rating category, 1.0 | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	2,140
Not rated
Credit risk
Maximum Exposure to Credit Risk	15,169	15,176
Not rated | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	12,098	12,639
Not rated | Loans and advances to customers | Gross carrying amount
Credit risk
Financial assets	12,098	12,847
Not rated | Public sector loans | Gross carrying amount
Credit risk
Financial assets		208
Not rated | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	3,071	2,329
Not rated | Guarantees
Credit risk
Guarantees and loan commitments	2,586	2,133
Not rated | Loan commitments
Credit risk
Guarantees and loan commitments	$ 485	$ 196